Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
iREIT(R) - MarketVector Quality REIT Index ETF
Shareholder Report [Line Items]
Fund Name	iREIT® - MarketVector Quality REIT Index ETF
Class Name	iREIT® - MarketVector Quality REIT Index ETF
Trading Symbol	IRET
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the iREIT® - MarketVector Quality REIT Index ETF (the "Fund") for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iretetf.com/. You can also request this information by contacting us at (833) 216-0499 or by writing to iREIT® - MarketVector Quality REIT Index ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 216-0499
Additional Information Website	https://iretetf.com/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iREIT® - MarketVector Quality REIT Index ETF	$60	0.60%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected performance?

During the 1-year reporting period (1/31/2025-1/31/2026) IRET returned 1.57% compared with the S&P 500 that returned 16.35%. IRET also offered a ~4.6–4.7% dividend yield for the same 1-year period.

IRET is an ETF that uses “passive management” (or indexing) approach to track the performance, before fees and expenses, of the iREIT® - MarketVector™ Quality REIT Index (the Index) utilizing proprietary methodology created by Wide Moat Indexes, LLC.

The Index is a rules based index and construction of the Index begins with the election of investments from an initial universe of US-listed equity real estate investment trusts (REITs) across sectors such as healthcare, hotel, net lease, retail, diversified, technology, residential, self-storage, industrial and office.

What factors influenced performance?

Rising rates and inflation generated volatility within the REIT sector, however, fundamentals remain steady.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Returns for the Period Ended January 31, 2026	1 Year	Since Inception 3/5/24
iREIT® - MarketVector Quality REIT Index ETF - at NAV	1.57%	2.98%
iREIT® - MarketVector Quality REIT Total Return Index	0.71%	2.09%
S&P 500® Total Return Index	16.35%	19.29%

Performance Inception Date	Mar. 05, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://iretetf.com/ for more recent performance information.
Net Assets	$ 3,390,000
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 22,513
Investment Company, Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$3,390
Number of Holdings	35
Total Advisory Fee	$22,513
Portfolio Turnover Rate	141%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Security Type - Investments

(% of total net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
Equinix, Inc.	3.7
EPR Properties	3.6
NETSTREIT Corp.	3.5
Extra Space Storage, Inc.	3.5
Kimco Realty Corp.	3.5
Getty Realty Corp.	3.5
Equity LifeStyle Properties, Inc.	3.5
Sun Communities, Inc.	3.5
CubeSmart	3.5
Federal Realty Investment Trust	3.5

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.